7. Related Party Transactions	12 Months Ended
Dec. 31, 2020
Notes
7. Related Party Transactions

7. Related Party Transactions

(a)As at December 31, 2020, the Company owed $207,228 (2019 - $207,853) to the President of the Company for management fees and financing of day-to-day operations. The amounts owing are unsecured, non-interest bearing, and due on demand. During the year ended December 31, 2020, the Company incurred $144,000 (2019 - $156,000; 2018 - $180,000) to the President of the Company for management fees.

(b)During the year ended December 31, 2020, the Company incurred $618,947 (2019 - $669,176; 2018 - $60,000) to directors of the Company for services.

(c)See also Note 5 for Notes payable with related parties and Note 6 for common stock transactions with related parties.